Derivative Instruments - Additional Information (Detail) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net losses on foreign currency forward contracts	$ (0.1)